UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):
[ ] is a restatement.

[  ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:		SPF Beheer BV.
Address:	Arthur van Schendelstraat 850
		PO BOX: 2030
		3500 GA  UTRECHT

13F File Number:28-10446


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:
Marcel Andringa

Title:
Managing Director
Investment Management

Phone:
0031-30-2329231

Signature, 		Marcel Andringa
Place,     		Utrecht
and Date of Signing:	January 31, 2013


Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

      FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:   	0

Form 13F Information Table Entry Total:	34

Form 13F Information Table Value Total:	$1.570.722 (thousands)



List of Other Included Managers:





No.  13F File Number
Name









	FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------


3M CO                          COM              88579Y101    48760   525146 SH       SOLE    NONE           525146
ACCENTURE PLC                  COM              B4BNMY3      50774   763513 SH       SOLE    NONE           763513
AIR PRODUCTS & CHEMI           COM              009158106    43667   515791 SH       SOLE    NONE           515791
ALBEMARLE CORP                 COM              012653101    47351   759797 SH       SOLE    NONE           759797
AMERISOURCEBERGEN CO           COM              03073E105    47120  1091250 SH       SOLE    NONE          1091250
AMPHENOL CORP                  COM              032095101    52985   817614 SH       SOLE    NONE           817614
ANALOG DEVICES INC             COM              032654105    48922  1163145 SH       SOLE    NONE          1163145
AUTOZONE INC                   COM              053332102    44229   124789 SH       SOLE    NONE           124789
BALL CORP                      COM              058498106    49350  1102804 SH       SOLE    NONE          1102804
BECTON DICKINSON & C           COM              075887109    42989   549807 SH       SOLE    NONE           549807
CHEVRON CORP                   COM              166764100    48867   451891 SH       SOLE    NONE           451891
COACH INC                      COM              189754104    35464   638869 SH       SOLE    NONE           638869
COCA-COLA CO/THE               COM              191216100    24902   686942 SH       SOLE    NONE           686942
COLGATE-PALMOLIVE CO           COM              194162103    47994   459099 SH       SOLE    NONE           459099
DARDEN RESTAURANTS I           COM              237194105    37565   833479 SH       SOLE    NONE           833479
DOLLAR TREE INC                COM              256746108    35776   882060 SH       SOLE    NONE           882060
ECOLAB INC                     COM              278865100    50748   705815 SH       SOLE    NONE           705815
FEDEX CORP                     COM              31428X106    44733   487710 SH       SOLE    NONE           487710
FLIR SYSTEMS INC               COM              302445101    34971  1567520 SH       SOLE    NONE          1567520
FLOWSERVE CORP                 COM              34354P105    59647   405320 SH       SOLE    NONE           405320
IBM                            COM              459200101    44733   233531 SH       SOLE    NONE           233531
METLIFE INC                    COM              59156R108    38760  1176681 SH       SOLE    NONE          1176681
MICROCHIP TECHNOLOGY           COM              595017104    40518  1243262 SH       SOLE    NONE          1243262
MICROSOFT CORP                 COM              594918104    40495  1514977 SH       SOLE    NONE          1514977
NIKE INC                       CL B             654106103    45478   881364 SH       SOLE    NONE           881364
PEPSICO INC                    COM              713448108    44018   638246 SH       SOLE    NONE           638246
PETSMART INC                   COM              716768106    47929   701335 SH       SOLE    NONE           701335
STATE STREET CORP              COM              857477103    49053  1038167 SH       SOLE    NONE          1038167
THERMO FISHER SCIENT           COM              883556102    54531   852981 SH       SOLE    NONE           852981
TJX COS INC                    COM              872540109    45775  1078335 SH       SOLE    NONE          1078335
VALSPAR CORP                   COM              920355104    55926   896242 SH       SOLE    NONE           896242
VF CORP                        COM              918204108    49573   328362 SH       SOLE    NONE           328362
VIRGIN MEDIA INC               COM              92769L101    71686  1950627 SH       SOLE    NONE          1950627
YUM! BRANDS INC                COM              988498101    45432   684214 SH       SOLE    NONE           684214
